UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):     |_|  is a restatement.
                                      |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth F. Cooper
Title:            Managing Member
Phone:            212-499-2940

Signature, Place, and Date of Signing:

/s/ Kenneth F. Cooper               New York, NY      13th day of November, 2003
----------------------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              3

Form 13F Information Table Entry Total:                         6

Form 13F Information Table Value Total:                   $  57,172
                                                          -----------
                                                          (thousands)

Confidential information has been omitted from this Form 13F Holdings Report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number            Name
---           --------------------            ----
1.                 028-10412              Vicuna Master US L.P.
2.                 028-10414              Vicuna Partners LLC
3.                 028-10415              Joshua G. Welch

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
                                                              FORM 13F INFORMATION TABLE

                                                   VALUE      SHARES/   SH/  PUT/    INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL    DSCRETN     MANAGERS     SOLE    SHARED    NONE
====================================================================================================================================
BUCA INC                  COM           117769109    315        60000    SH        SHARED-DEFINED    123       60000
CRAWFORD & CO CL A        COM           224633206   1495       214500    SH        SHARED-DEFINED    123      214500

Confidential information has been omitted and filed separately with the Securities and Exchange Commission

WR GRACE & CO.            COM           38388F108     31       100000    SH        SHARED-DEFINED    123      100000

                                                   57172
